Business Combinations (Details 3) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Cash consideration paid prior to October 31, 2020		$ (175,000)
Cash consideration paid after November 1, 2020	(310,000)
Cash acquired	386,128
Gross cash paid	76,128	(175,000)
Future cash payments
Payments against acquisition consideration payable	(6,000)
Net cash flows upon completion of all payments	70,128	$ (175,000)
Future Payments [Member]
IfrsStatementLineItems [Line Items]
Cash consideration paid prior to October 31, 2020
Cash consideration paid after November 1, 2020
Cash acquired
Gross cash paid
Future cash payments	(358,537)
Payments against acquisition consideration payable
Net cash flows upon completion of all payments	(358,537)
Total [Member]
IfrsStatementLineItems [Line Items]
Cash consideration paid prior to October 31, 2020	(175,000)
Cash consideration paid after November 1, 2020	(310,000)
Cash acquired	386,128
Gross cash paid	(98,872)
Future cash payments	(358,537)
Payments against acquisition consideration payable	(6,000)
Net cash flows upon completion of all payments	$ (463,409)